Related party disclosures	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Related party disclosures

24.	Related party disclosures

24.1	Related party transactions and balances
Details of transactions and balances with related parties are as follows:

	June 30, 2023
(In thousand Euros)	Shareholders	Joint Venture	Total
Income
Revenue	—	—	—

Statement of financial position
Loans	—	—	—
Receivables	—	—	—

	December 31, 2022
(In thousand Euros)	Shareholders	Joint Venture	Total
Statement of financial position
Loans granted to Joint Venture	—	1,411	1,411
Receivables from Joint Venture	—	534	534
Impairment of financial assets	—	(1,945)	(1,945)

	June 30, 2022
(In thousand Euros)	Shareholders	Joint Venture	Total
Income
Revenue	13	—	13
In connection with the June 2023 private placement of Class A Shares, Enric Asuncion Escorsa purchased 387,597 Class A Shares, Orilla Asset Management, S.L. purchased 7,751,938 Class A Shares, AM Gestio, S.L. purchased 1,937,985 Class A Shares, Consilium, S.L. purchased 6,429,330 Class A Shares, Anangu Corp, S.L. purchased 387,597 Class A Shares and Black Label Equity I SCR, S.A. purchased 1,937,985 Class A Shares, in each case, at price of $2.58 per share.

24.2	Remuneration of Directors and Key Management Personnel
The remuneration expenses recorded for the members of the Board of Directors for the six months ended on June 30, 2023 and 2022 are as follows:

(In thousand Euros)	June 30, 2023	June 30, 2022
Short-term benefits	282	388
Non-executive directors remuneration	180	152
Share-based payment plan	300	6,146

Total	762	6,686

Details of the remuneration expenses recorded for the Company’s senior management (excluding the executive members of the Board of Directors) are as follows:

(In thousand Euros)	June 30, 2023	June 30, 2022
Short-term benefits	1,118	1,188
Termination benefits	14	—
Share-based payment plan expenses	1,282	9,983

Total	2,414	11,171

No expenses for post-employment benefits were incurred during the six months ended June 30, 2023 and the six months ended June 30, 2022.
As of June 30, 2023 and 2022, the Group had no pension or life insurance obligations with members of senior management.
As of June 30, 2023 and 2022, no advances or loans had been granted to members of senior management, nor had the Company extended any guarantees on their behalf.
During the six months ended June 30, 2023, public liability insurance premiums of Euros 534 thousand, as compared to Euros 863 thousand in the six months ended June 30, 2022 had been incurred to be covered for damages or losses that may be incurred by members of the Board of Directors in the performance of their duties. These insurance premiums do however not form part of the remuneration of the members of the Board of Directors and have therefore not be included in the table above.